UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21606
                                                     ---------

                             Tilson Investment Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


           145 East 57th Street, Suite 1100, New York, New York 10022
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------


                    Date of reporting period: April 30, 2006
                                              --------------

Item 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2006







                                                              Tilson Focus Fund
                                                           Tilson Dividend Fund
                                                                 April 30, 2006
                                                                    (Unaudited)








Tilson Mutual Funds















This report and the financial statements contained herein are submitted for the general information of the shareholders of the Tilson Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St. Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Investment in the Tilson Funds ("Funds") is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks: market risk, management style risk, sector focus risk, foreign securities risk, non-diversified fund risk, portfolio turnover risk, credit risk, interest rate risk, maturity risk, investment grade securities risk, junk bonds or lower-rated securities risk, derivative instruments risk, valuation risks for non-exchange traded options and real estate securities risk. More information about these risks and other risks can be found in the Funds' prospectus. When the Funds sell covered call options, the Funds give up additional appreciation in the stock above the strike price since there is the obligation to sell the stock at the covered call option's strike price.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance data reflects the maximum sales load and/or fee charges applicable. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-888-4TILSON (1-888-484-5766). The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of the Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about June 29, 2006.


For More Information on Your Tilson Mutual Funds:

           See Our Web site @ www.tilsonmutualfunds.com
                    or
           Call Our Shareholder Services Group Toll-Free at 1-888-4TILSON, 1-888-484-5766

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within one year and
(2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  Beginning             Ending
Tilson Focus Fund                               Account Value        Account Value    Expenses Paid
Expense Example                               November 1, 2005      April 30, 2006    During Period*
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00            $1,108.10         $10.19
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00            $1,015.12         $ 9.74
----------------------------------------------------------------------------------------------------------

                                                 Beginning              Ending
Tilson Dividend Fund                           Account Value         Account Value     Expenses Paid
Expense Example                              November 1, 2005       April 30, 2006     During Period**
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00            $1,133.70         $10.32
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00            $1,015.12         $ 9.74
----------------------------------------------------------------------------------------------------------

* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 0.45% (exclusive of interest, taxes, brokerage fees and commissions, investment advisory and/or variable performance incentive fees paid to the Advisor, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan). As a result the Fund's "Total Annual Fund Operating Expense" (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) will be limited to 2.40% (assuming the maximum variable performance-based incentive fee of 1.95% as discussed in more detail in the footnotes) of the Fund's average daily net assets. The values under "Expenses Paid During Period" are equal to the annualized expense ratio of 1.95% multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184 days), then divided by 365 (to reflect the number of days in the current fiscal period).
** Expenses are equal to the Funds' annualized expense ratio of 1.95% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of April 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares    Market Value                                        Shares         Market Value
                                                       (Note 1)                                                          (Note 1)
----------------------------------------------------------------  ------------------------------------------------------------------

COMMON STOCKS - 70.23%                                            CALL OPTIONS PURCHASED - 16.32%

Auto Parts & Equipment - 9.65%                                    *  Anheuser-Busch Companies Inc., 01/20/2007
     Lear Corporation                     37,000   $    872,460         Strike $45.00                    4,000          $    11,200
                                                   -------------        Strike $50.00                    7,000                5,250
Beverages - 2.91%                                                 *  Anheuser-Busch Companies Inc., 01/19/2008
     Anheuser-Busch Companies, Inc.        5,900        263,022         Strike $35.00                   12,500              141,250
                                                   -------------  *  Bausch & Lomb, 01/19/2008
Food - 4.59%                                                            Strike $40.00                    4,400               60,280
     H.J. Heinz Company                   10,000        415,100   *  Costco Wholesale Corporation, 01/20/2007
                                                   -------------        Strike $35.00                    6,000              121,200
Holding Company - Diversified - 4.78%                             *  Foot Locker, Inc., 01/19/2008
     Resource America, Inc.               21,500        432,365         Strike $20.00                    1,500                7,800
                                                   -------------  *  Freddie Mac, 01/20/2007
Insurance - 11.60%                                                      Strike $65.00                    3,000                8,550
 *   Berkshire Hathaway Inc.                 355      1,047,960   *  H.J. Heinz Company, 01/20/2007
                                                   -------------        Strike $30.00                    9,000              104,400
Oil & Gas - 0.81%                                                 *  Laboratory Corp., 01/20/2007
     Crosstex Energy, Inc.                 1,000         73,200         Strike $40.00                    1,000               18,500
                                                   -------------  *  McDonald's Corporation, 01/20/2007
Real Estate Investment Trust - 0.08%                                    Strike $25.00                    3,000               30,900
 *   Winthrop Realty Trust, Inc.           1,408          7,491         Strike $30.00                    4,000               24,000
                                                   -------------  *  Microsoft Corporation, 01/19/2008
Retail - 30.46%                                                         Strike $25.00                   40,000              118,000
     CKE Restaurants, Inc.                12,500        197,875   *  Tyco International , 01/19/2008
     Costco Wholesale Corporation          5,800        315,694         Strike $20.00                   32,000              249,600
     Foot Locker Inc.                     11,500        266,570   *  Wal-Mart Stores Inc., 01/20/2007
     McDonald's Corporation               34,800      1,203,036         Strike $45.00                   16,700               58,450
 *   Sears Holdings Corporation            2,900        416,701         Strike $50.00                    7,000                9,100
 *   Tim Hortons, Inc.                        50          1,357   *  Wendy's International Inc., 01/20/2007
     Wal-Mart Stores, Inc.                 7,800        351,234         Strike $35.00                    7,000               191,80
                                                   -------------        Strike $40.00                    3,800               86,260
                                                      2,752,467         Strike $50.00                   16,000              222,400
                                                   -------------  *  Whirlpool Corporation, 01/20/2007
Software - 5.35%                                                        Strike $60.00                      200                6,140
     Microsoft Corporation                20,000        483,000                                                         -----------
                                                   -------------

Total Common Stocks (Cost $6,110,402)                 6,347,065
                                                  --------------  Total Call Options Purchased
                                                                        (Cost $1,329,289)                                 1,475,080
                                                                                                                    ---------------

                                                                  INVESTMENT COMPANY - 2.59%
                                                                     Evergreen Institutional Money Market Fund
                                                                        (Cost $234,067)                234,067              234,067
                                                                                                                    ---------------



                                                                                                                        (Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of April 30, 2006
-------------------------------------------------------------------------------
                                                                   Market Value
                                                                     (Note 1)
-------------------------------------------------------------------------------

Total Investments (Cost $7,673,758) -  89.14%                   $     8,056,212
Other Assets less Liabilities - 10.86%                                  981,612
                                                               ----------------

Net Assets - 100.00%                                            $     9,037,824
                                                               ================

* Non-income producing investment.


Summary of Investments by Industry
                                            % of Net                    Market
Industry                                     Assets                      Value
-------------------------------------------------------------------------------
Auto Parts & Equipment                        9.65%                 $   872,460
Beverages                                     4.66%                     420,722
Food                                          5.75%                     519,500
Diversified Financial Services                0.09%                       8,550
Healthcare and Equipment                      0.67%                      60,280
Holding Company - Diversified                 4.78%                     432,365
Home Furnishings                              0.07%                       6,140
Insurance                                    11.60%                   1,047,960
Investment Company                            2.59%                     234,067
Medical                                       0.20%                      18,500
Oil & Gas                                     0.81%                      73,200
Real Estate Investment Trust                  0.08%                       7,491
Retail                                       41.54%                   3,753,977
Software                                      6.65%                     601,000
-------------------------------------------------------------------------------
Total                                        89.14%                 $ 8,056,212
                                             ======                 ===========







See Notes to Financial Statements

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of April 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                         Market Value
                                         Shares     (Note 1)                                              Shares         (Note 1)
--------------------------------------------------------------  --------------------------------------------------------------------

COMMON STOCKS - 82.93%                                          Semiconductors - 2.42%
                                                                *  Cypress Semiconductor Corp +             7,800     $   133,848
                                                                                                                      -----------
Auto Parts & Equipment - 5.70%
    Bandag, Incorporated                  6,600 $     225,390   Software - 8.66%
    MileMarker International, Inc.       26,000        89,700   *  Intuit Inc. +                            5,000         270,850
                                                --------------     Microsoft Corporation                    8,600         207,690
                                                      315,090                                                         -----------
                                                --------------                                                            478,540
Biotechnology - 1.47%                                                                                                 -----------
*   American Oriental Bioengineering,                           Telecommunications - 6.09%
       Inc.                              17,200        81,012   *  Netgear, Inc. +                         15,000         336,750
                                                --------------                                                        -----------

Diversified Financial Services - 1.09%                          Total Common Stocks (Cost $4,145,374)                   4,583,959
    Hennessy Advisors, Inc.               2,195        60,363                                                         ===========
                                                --------------  LIMITED PURPOSE TRUST - 5.58%
                                                                (a)Sleep Country Canada
Electronics - 1.90%                                                   Income Fund
    Mesa Laboratories, Inc.               7,200       105,120         (Cost $187,892)                      12,600         308,210
                                                --------------                                                        ===========

Food - 8.25%                                                    INVESTMENT COMPANIES - 9.55%
u   Industrias Bachoco S.A.               8,600       177,160
u   Tesco PLC                            15,700       278,675      Evergreen Institutional Money Market
                                                --------------        Fund                                264,040         264,040
                                                      455,835      Merrimac Cash Series                   264,041         264,041
                                                --------------
Healthcare - Services - 3.41%                                   Total Investment Companies (Cost $528,081)                528,081
*   Laboratory Corporation of America                                                                                 ===========
       Holdings +                         3,300       188,430
                                                --------------  Total Investments (Cost $4,861,347) - 98.06%          $ 5,420,250
                                                                Other Assets less Liabilities - 1.94%                     106,977
Insurance - 5.29%                                                                                                     -----------
    Fidelity National Title Group, Inc.  13,500       292,410
                                                --------------  Net Assets - 100.00%                                  $ 5,527,227
                                                                                                                      ===========
Internet - 5.04%
*   Netflix Inc. +                        9,400       278,616   *  Non-income producing investment.
                                                --------------  u  ADR.
                                                                (a)Canadian security.
Media - 2.69%                                                   +  Portion of  the security is  pledged as collateral for call
    Value Line, Inc.                      3,600       148,500   options written.
                                                --------------
                                                                The following acronyms and abbreviations are used in this portfolio:
Mining - 4.75%
    Newmont Mining Corporation +          4,500       262,620   ADR - American Depositary Receipt.
                                                --------------  PLC - Public Limited Company (British).
                                                                SA - Sociedad Anonima (Mexican).
Oil & Gas - 15.02%
    Exxon Mobil Corporation               5,500       346,940
    Precision Drilling Trust              8,800       312,752
*   The Meridian Resource Corp. +        44,000       170,720
                                                --------------
                                                      830,412
                                                --------------
Retail - 11.15%
    Ark Restaurants Corp.                 5,600       169,848
    Barnes & Noble, Inc.                  3,200       144,256
    Costco Wholesale Corporation +        3,500       190,505
    The Home Depot, Inc. +                2,800       111,804
                                                --------------
                                                      616,413
                                                --------------



                                                                                                                        (Continued)

Tilson Dividend Fund

Call Options Written
(Unaudited)

As of April 30, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------  ----------------------------------------------------------------

                                            Shares                  Summary of Investments by Industry
                                          Subject to  Market Value                                            % of Net       Market
                                             Call       (Note 1)    Industry                                   Assets        Value
------------------------------------------------------------------  ----------------------------------------------------------------
                                                                    Auto Parts & Equipment                      5.70%   $   315,090
Common Stocks, Expiration Date, Exercise Price                      Biotechnology                               1.47%        81,012
                                                                    Diversified Financial Services              1.09%        60,363
*   Costco Wholesale Corporation, 7/22/2006                         Electronics                                 1.90%       105,120
       Strike $52.50                           800     $    2,480   Food                                        8.25%       455,835
*   Costco Wholesale Corporation, 1/20/2007                         Healthcare - Services                       3.41%       188,430
       Strike $55.00                         2,700         10,800   Insurance                                   5.29%       292,410
*   Cypress Semiconductor Corp, 1/20/2007                           Internet                                    5.04%       278,616
       Strike $17.50                         7,800         17,550   Investment Companies                        9.55%       528,081
*   Intuit Inc., 7/22/2006                                          Limited Purpose Trust                       5.58%       308,210
       Strike $55.00                         1,000          2,380   Media                                       2.69%       148,500
*   Intuit Inc., 1/20/2007                                          Mining                                      4.75%       262,620
       Strike $55.00                         4,000         20,000   Oil & Gas                                  15.02%       830,412
*   Laboratory Corporation of America Holdings, 8/19/2006           Retail                                     11.15%       616,413
       Strike $60.00                           600            810   Semiconductors                              2.42%       133,848
*   Netflix Inc., 9/16/2006                                         Software                                    8.66%       478,540
       Strike $30.00                         7,000         19,600   Telecommunications                          6.09%       336,750
*   Netgear, Inc., 9/16/2006                                        ----------------------------------------------------------------
       Strike $20.00                         6,000         21,600   Total                                      98.06%   $ 5,420,250
*   Netgear, Inc., 12/16/2006                                                                                  ======   ============
       Strike $22.50                         9,000         25,200
*   Newmont Mining Corporation, 1/20/2007
       Strike $55.00                         4,500         40,950
*   The Home Depot, Inc., 1/20/2007
       Strike $42.50                         2,800          6,580
*   The Meridian Resource Corporation, 7/22/2006
       Strike $5.00                         13,000            650
*   The Meridian Resource Corporation, 10/21/2006
       Strike $5.00                         23,500          5,875
                                                       ----------
Total (Premiums Received $156,025)                     $  174,475
                                                       ==========













See Notes to Financial Statements

Tilson Funds

Statements of Assets and Liabilities
(Unaudited)

                                                                                                       Focus             Dividend
As of April 30, 2006                                                                                   Fund                Fund
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at cost ................................................................         $ 7,673,758          $ 4,861,347
      Investments, at value (note 1) ......................................................         $ 8,056,212          $ 5,420,250
      Cash ................................................................................                 541              523,842
      Receivables:
          Investments sold ................................................................             969,009                6,818
          Fund shares sold ................................................................              25,375                  --
          Dividends .......................................................................               1,876                7,558
      Prepaid expenses ....................................................................              32,307               27,569
      Due from affiliates:
          Advisor (note 2) ................................................................                  --                2,137
                                                                                                      ---------            ---------
      Total Assets ........................................................................           9,085,320            5,988,174
                                                                                                      ---------            ---------
Liabilities:
      Call options written, at value (Premiums received $156,025) .........................                  --              174,475
      Payables:
          Investments purchased ...........................................................                  --              250,074
          Fund shares repurchased .........................................................              15,984               28,961
      Accrued expenses ....................................................................               7,306                7,437
      Due to affiliates:
          Advisor (note 2) ................................................................              24,206                  --
                                                                                                      ---------            ---------
      Total Liabilities ...................................................................              47,496              460,947
                                                                                                      ---------            ---------
Net Assets ................................................................................         $ 9,037,824          $ 5,527,227
                                                                                                      =========            =========
Net Assets Consist of:
      Capital (par value and paid in surplus) .............................................         $ 8,477,779          $ 4,871,567
      Accumulated net realized (loss) gain on investments
          and foreign currency translations ...............................................             (16,990)                 970
      Accumulated net realized gain on investments ........................................             194,581              114,224
      Net unrealized appreciation on investments and
          translation of assets and liabilities in foreign currencies .....................             382,454              540,466
                                                                                                      ---------            ---------
      Total Net Assets ....................................................................         $ 9,037,824          $ 5,527,227
                                                                                                      =========            =========
      Shares Outstanding, no par value (unlimited authorized shares) ......................             838,762              472,358
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ..............         $     10.78          $     11.70









See Notes to Financial Statements

Tilson Funds

Statements of Operations
(Unaudited)

                                                                                                          Focus            Dividend
For the six month period ended April 30, 2006                                                              Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends (net of foreign withholding tax of $0 and $2,338, respectively) ...............         $  59,136          $  45,597
                                                                                                         -------            -------
     Total Income ............................................................................            59,136             45,597
                                                                                                         -------            -------
Expenses:
     Advisory fees (note 2) ..................................................................            55,472             34,336
     Administration fees (note 2) ............................................................             6,835              4,006
     Transfer agent fees (note 2) ............................................................            10,500             10,500
     Registration and filing administration fees (note 2) ....................................             3,955              3,955
     Fund accounting fees (note 2) ...........................................................            13,890             13,729
     Compliance services fees (note 2) .......................................................             3,875              3,875
     Custody fees (note 2) ...................................................................             2,566              1,994
     Other accounting fees (note 2) ..........................................................             5,165              7,994
     Legal fees ..............................................................................             6,866              6,943
     Audit and tax preparation fees ..........................................................             6,586              6,695
     Registration and filing expenses ........................................................             4,591              3,001
     Shareholder servicing expenses ..........................................................             2,480              1,289
     Printing expenses .......................................................................               371                347
     Trustees' fees and meeting expenses .....................................................             3,471              3,472
     Securities pricing fees .................................................................               793                892
     Other operating expenses ................................................................             4,463              4,463
                                                                                                         -------            -------
     Total Expenses ..........................................................................           131,879            107,491
                                                                                                         -------            -------
     Expenses reimbursed by Advisor (note 2) .................................................           (55,753)           (62,864)

     Net Expenses ............................................................................            76,126             44,627
                                                                                                         -------            -------
Net Investment (Loss) Income .................................................................           (16,990)               970
                                                                                                         -------            -------
 Realized and Unrealized Gain from Investments and Foreign Currency:
     Net realized gain from:
         Investments .........................................................................           166,956            119,818
         Options .............................................................................            30,715             16,380
         Foreign currency transactions .......................................................                --                  4
     Change in unrealized appreciation on investments and
         translation of assets and liabilities in foreign currencies .........................           552,369            425,388
                                                                                                         -------            -------
 Realized and Unrealized Gain on Investments .................................................           750,040            561,590
                                                                                                         -------            -------
Net Increase in Net Assets Resulting from Operations .........................................         $ 733,050          $ 562,560
                                                                                                         =======            =======






See Notes to Financial Statements

Tilson Funds

Statements of Changes in Net Assets

                                                                                                            Focus Fund
                                                                                                    April 30,          October 31,
For the six months and fiscal year ended                                                            2006 (a)             2005 (b)
------------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss .............................................................           $   (16,990)           $   (38,413)
     Net realized gain from investment transactions ..................................               166,956                 88,666
     Net realized gain (loss) from options ...........................................                30,715                   (318)
     Change in unrealized appreciation on investments ................................               552,369               (169,915)
                                                                                                   ---------              ----------
 Net Increase (Decrease) in Net Assets Resulting from Operations .....................               733,050               (119,980)
                                                                                                   ---------              ----------
Distributions to Shareholders: (note 5)
     Net realized gain from investment transactions ..................................               (53,025)                    --
                                                                                                   ---------              ----------
 Decrease in Net Assets Resulting from Distributions .................................               (53,025)                    --
                                                                                                   ---------              ----------
Capital Share Transactions: (note 6)
     Shares sold .....................................................................             2,385,652              6,340,300
     Redemption fees (note 1) ........................................................                 5,451                    790
     Reinvested dividends and distributions ..........................................                50,767                     --
     Shares repurchased ..............................................................              (358,329)               (46,852)
                                                                                                   ---------              ----------
 Increase from Capital Share Transactions ............................................             2,083,541              6,294,238
                                                                                                   ---------              ----------
 Net Increase in Net Assets ..........................................................             2,763,566              6,174,258
                                                                                                   ---------              ----------
 Net Assets:
     Beginning of Period .............................................................             6,274,258                100,000
                                                                                                   ---------              ----------
     End of Period ...................................................................           $ 9,037,824            $ 6,274,258
                                                                                                   =========              ==========
Accumulated Net Investment Loss ......................................................           $   (16,990)           $        --
                                                                                                   =========              ==========
                                                                                                           Dividend Fund
                                                                                                     April 30,          October 31,
For the six months and fiscal year ended                                                             2006 (a)             2005 (b)
------------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment income (loss) ...........................................................    $       970            $    (2,269)
     Net realized gain from investment transactions and foreign currency translations .......        119,822                 16,589
     Net realized gain (loss) from options ..................................................         16,380                (38,504)
     Change in unrealized appreciation on investments and
        translation of assets and liabilities in foreign currencies .........................        425,388                115,078
                                                                                                   ---------              ----------
 Net Increase in Net Assets Resulting from Operations .......................................        562,560                 90,894
                                                                                                   ---------              ----------
Capital Share Transactions: (note 6)
     Shares sold ............................................................................      1,201,690              3,794,414
     Redemption fees (note 1) ...............................................................          1,216                     81
     Shares repurchased .....................................................................        (72,988)               (50,640)
                                                                                                   ---------              ----------
 Increase from Capital Share Transactions ...................................................      1,129,918              3,743,855
                                                                                                   ---------              ----------
 Net Increase in Net Assets .................................................................      1,692,478              3,834,749
                                                                                                   ---------              ----------
 Net Assets:
     Beginning of Period ....................................................................      3,834,749                     --
                                                                                                   ---------              ----------
     End of Period ..........................................................................    $ 5,527,227            $  3,834,749
                                                                                                   =========              ==========
Accumulated Net Investment Income ...........................................................    $       970            $        --
                                                                                                   =========              ==========

(a) Unaudited.
(b) For the period from March 16, 2005 (Date of Initial Public Investment) to October 31, 2005.

See Notes to Financial Statements

Tilson Funds

Financial Highlights

                                                                                                         Focus Fund
For a share outstanding during the                                                            April 30,               October 31,
six months and fiscal year ended                                                              2006 (a)                  2005 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...............................................         $    9.79               $   10.00
                                                                                              ---------                ---------
Income from Investment Operations:
      Net investment loss ..........................................................             (0.02)                  (0.06)
      Net realized and unrealized gain (loss) on securities ........................              1.09                   (0.15)
                                                                                              ---------                ---------
Total from Investment Operations ...................................................              1.07                   (0.21)
                                                                                              ---------                ---------
Less Distributions and Other:
      Distributions (from capital gains) ...........................................             (0.08)                     --
      Redemption fees ..............................................................              0.00 (c)                0.00  (c)
                                                                                              ---------                ---------
Total Distributions and Other ......................................................             (0.08)                   0.00
                                                                                              ---------                ---------
Net Asset Value, End of Period .....................................................         $   10.78               $    9.79
                                                                                              =========                =========
Total Return .......................................................................             10.81%                  (2.10)%

Net Assets, End of Period (in thousands) ...........................................         $   9,038               $   6,274
Average Net Assets for the Period (in thousands) ...................................         $   7,876               $   4,558
Ratio of Gross Expenses to Average Net Assets ......................................              3.37% (d)               6.22% (d)
Ratio of Net Expenses to Average Net Assets ........................................              1.95% (d)               1.95% (d)
Ratio of Net Investment Loss to Average Net Assets .................................             (0.44)%(d)              (1.33)%(d)
Portfolio Turnover Rate ............................................................             37.34%                  79.96%

                                                                                                        Dividend Fund
For a share outstanding during the                                                                April 30,        October 31,
six months and fiscal year ended                                                                   2006 (a)          2005 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ................................................        $   10.32               $   10.00
                                                                                              ---------                ---------
Income from Investment Operations:
      Net investment income (loss) ..................................................               --                   (0.01)
      Net realized and unrealized gain on securities and
          foreign currency translations .............................................             1.38                    0.33
                                                                                              ---------                ---------
Total from Investment Operations ....................................................             1.38                    0.32
                                                                                              ---------                ---------
Less Distributions and Other:
      Redemption fees ...............................................................             0.00 (c)                0.00  (c)
                                                                                              ---------                ---------
Total Distributions and Other .......................................................             0.00                    0.00
                                                                                              ---------                ---------
Net Asset Value, End of Period ......................................................        $   11.70               $   10.32
                                                                                              =========                =========
Total Return ........................................................................            13.37%                   3.20%

Net Assets, End of Period (in thousands) ............................................        $   5,527               $   3,835
Average Net Assets for the Period (in thousands) ....................................        $      16               $   2,559
Ratio of Gross Expenses to Average Net Assets .......................................             4.70% (d)               9.52% (d)
Ratio of Net Expenses to Average Net Assets .........................................             1.95% (d)               1.95% (d)
Ratio of Net Investment Income (Loss) to Average Net Assets .........................             0.04% (d)              (0.14)%(d)
Portfolio Turnover Rate .............................................................            27.65%                  31.13%

(a) Unaudited.
(b) For the period from March 16, 2005 (Date of Initial Public Investment) to October 31, 2005.
(c) Redemption fees aggregated less than $.01 on a per share basis.
(d) Annualized.



See Notes to Financial Statements

Tilson Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
1.       Organization and Significant Accounting Policies

The   Tilson   Focus  Fund  and  the   Tilson   Dividend   Fund    Foreign Currency Translation
(collectively the "Funds" and individually a "Fund") are series    Portfolio   securities   and  other   assets  and   liabilities
funds.  The Funds are part of the Tilson  Investment Trust (the    denominated  in foreign  currencies  are  translated  into U.S.
"Trust"), which was organized as a Delaware statutory trust and    dollars based on the exchange rate of such  currencies  against
is  registered  under the  Investment  Company Act of 1940 (the    U.S.  dollars on the date of valuation.  Purchases and sales of
"1940 Act"), as amended, as an open-ended management investment    securities and income items  denominated in foreign  currencies
company.  Each of the Funds in this report are  classified as a    are translated into U.S. dollars at the exchange rate in effect
"non-diversified" company as defined in the 1940 Act.              on the transaction date.

The Tilson Focus Fund (the "Focus Fund")  commenced  operations    The Funds do not  separately  report  the  effect of changes in
on March 16, 2005. The  investment  objective of the Fund is to    foreign  exchange  rates  from  changes  in  market  prices  on
seek  long-term  capital  appreciation  through  investment  in    securities  held. Such changes are included in net realized and
equity  securities of companies  that the Advisor  believes are    unrealized gain or loss from investments.
undervalued in the securities market.
                                                                   Realized  foreign  exchange gains or losses arise from sales of
The  Tilson  Dividend  Fund  (the  "Dividend  Fund")  commenced    foreign  currencies,  currency gains or losses realized between
operations on March 16, 2005. The  investment  objective of the    the trade and settlement  dates on securities  transactions and
Fund is to seek maximum total return  through a combination  of    the  difference  between  the  recorded  amounts of  dividends,
capital  appreciation  and current income.  The Fund invests in    interest,  and foreign  withholding  taxes, and the U.S. dollar
common  stocks of  companies  that the  Advisors  believe to be    equivalent  of the  amounts  actually  received  or  paid.  Net
undervalued in their respective  markets,  but which also offer    unrealized foreign exchange gains and losses arise from changes
high  dividend  yields  relative to the  average  yields of the    in foreign  exchange  rates on foreign  denominated  assets and
broad market.                                                      liabilities  other than  investments in securities  held at the end of the reporting period.
The  following   accounting  policies  have  been  consistently
followed  by the Funds and are in  conformity  with  accounting    Investment Transactions and Investment Income
principles  generally  accepted in the United States of America    Investment  transactions  are  accounted  for  as of  the  date
in the investment company industry.                                purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities
Investment Valuation                                               will be  recorded  as  soon as the  Trust  is  informed  of the
The Funds'  investments  in  securities  are  carried at value.    dividend  if such  information  is obtained  subsequent  to the
Securities listed on an exchange or quoted on a national market    ex-dividend  date.  Interest  income is recorded on the accrual
system  are  valued  at the last  sales  price as of 4:00  p.m.    basis and  includes  amortization  of discounts  and  premiums.
Eastern Time. Securities traded in the NASDAQ  over-the-counter    Gains and losses are determined on the  identified  cost basis,
market  are  generally  valued at the NASDAQ  Official  Closing    which is the same basis used for federal income tax purposes.
Price. Other securities traded in the  over-the-counter  market
and listed  securities  for which no sale was  reported on that    Option Writing
date are valued at the most  recent bid price.  Securities  and    When the Funds write an option,  an amount equal to the premium
assets  for  which  representative  market  quotations  are not    received  by  the  Funds  is  recorded  as a  liability  and is
readily available (e.g., if the exchange on which the portfolio    subsequently  adjusted to the current  fair value of the option
security is  principally  traded  closes early or if trading of    written.  Premiums  received  from writing  options that expire
the particular  portfolio security is halted during the day and    unexercised  are treated by the Funds on the expiration date as
does  not  resume   prior  to  the   Funds'  net  asset   value    realized gains from  investments.  The  difference  between the
calculation)  or which  cannot be  accurately  valued using the    premium  and the amount paid on  effecting  a closing  purchase
Funds' normal  pricing  procedures  are valued at fair value as    transaction,  including brokerage commissions,  is also treated
determined  in  good  faith  under  policies  approved  by  the    as a realized gain or loss (depending on if the premium is less
Trustees.  A portfolio security's "fair value" price may differ    than the amount paid for the closing purchase transaction).  If
from the price next available for that portfolio security using    a call  option  is  exercised,  the  premium  is  added  to the
the  Funds'  normal  pricing   procedures.   Instruments   with    proceeds from the sale of the  underlying  security or currency
maturities  of 60 days or less are  valued at  amortized  cost,    in determining  whether the Funds have realized a gain or loss.
which approximates market value.                                   If a put option is  exercised,  the  premium  reduces  the cost

                                                                                                                        (Continued)

Tilson Funds

Notes to Financial Statements (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
basis of the securities  purchased by the Funds.  The Funds, as    Indemnifications
the writer of an option, bear the market risk of an unfavorable    Under the Trust  organizational  documents,  its  officers  and
change  in the price of the  security  underlying  the  written    Trustees are indemnified  against certain  liabilities  arising
option.                                                            out of the  performance  of  their  duties  to  the  Funds.  In addition,  in the normal course of business,  the Trust entered
Expenses                                                           into  contracts  with its  vendors  and others on behalf of the
The Funds bear expenses incurred  specifically on its behalf as    Funds that  provide  for general  indemnifications.  The Funds'
well  as  a  portion  of  general  Trust  expenses,  which  are    maximum exposure under these  arrangements is unknown,  as this
allocated   according  to  methods  approved  annually  by  the    would involve future claims that may be made against the Funds.
Trustees.                                                          The Funds expect that risk of loss to be remote.

Dividend Distributions                                             2.       Transactions with Affiliates
The  Funds  may  declare  and  distribute  dividends  from  net
investment income (if any) at the end of each calendar quarter.    Advisor (Both Funds)
Distributions   from  capital  gains  (if  any)  are  generally
declared and distributed annually.                                 The Funds pay a monthly advisory fee to T2 Partners  Management
                                                                   L.P. (the "Advisor") based upon the average daily net assets of
Estimates                                                          each Fund. The Advisor has entered into contractual  agreements
The  preparation  of financial  statements in  conformity  with    ("Expense Limitation  Agreement") with the Funds under which it
accounting  principles  generally accepted in the United States    has agreed to reduce the amount of the investment  advisory fee
of  America   requires   management   to  make   estimates  and    to be paid to the Advisor by the Funds for  certain  months and
assumptions  that  affect the  amount of  assets,  liabilities,    to assume other expenses of each of the Funds, if necessary, in
expenses and  revenues  reported in the  financial  statements.    an amount  that  limits the  Funds'  total  operating  expenses
Actual results could differ from those estimates.                  (exclusive of interest,  taxes, brokerage fees and commissions, investment advisory and/or variable performance  incentive fees
Fees on Redemptions                                                paid to the Advisor,  extraordinary  expenses, and payments, if
The Funds  charge a  redemption  fee of 2.00% (the  "Redemption    any,  under a Rule  12b-1  Plan) to not more  than a  specified
Fee") of the  amount  redeemed  on  redemptions  of the  Funds'    percentage  of the  average  daily  assets of each Fund for the
shares occurring within one year following the issuance of such    current  fiscal  year.  There can be no  assurance  the Expense
shares.  The  Redemption  Fee is not a fee to finance  sales or    Limitation  Agreement will continue in the future.  The Advisor
sales  promotion  expenses,  but is paid to the Funds to defray    will not be able to recoup  any fees  waived or  reimbursed  to
the  costs  of   liquidating  an  investor  and  to  discourage    meet the  Expense  Limitation  for both the Focus  Fund and the
short-term trading of the Funds' shares. No Redemption Fee will    Dividend Fund during previous periods.  The expense  limitation
be imposed on the redemption of shares  representing  dividends    percentages  for the period ended April 30, 2006 were 0.45% for
or capital  gains  distributions,  or on  amounts  representing    each fund.  The  expenses  reimbursed  during  this  period are
capital  appreciation  of shares.  The redemption fees returned    $55,753  and  $62,864  for the Focus  Fund and  Dividend  Fund,
for this  period  are  $5,451 and $1,216 for the Focus Fund and    respectively.
Dividend Fund, respectively.
                                                                   Advisor (Focus Fund)
Federal Income Taxes                                               As full  compensation  for investment  advisory  services,  the
No provision  for income taxes is included in the  accompanying    Advisor receives monthly compensation in the form of a Variable
financial  statements,  as the Funds  intend to  distribute  to    Advisory Fee. The fee is comprised of two component fees: (i) a
shareholders all taxable  investment  income and realized gains    fixed  rate of 1.50% of the  average  daily  net  assets of the
and otherwise  comply with Subchapter M of the Internal Revenue    Focus Fund ("Fulcrum Fee") and (ii) a performance incentive fee
Code applicable to regulated investment companies.                 ("Performance Fee").

                                                                                                                        (Continued)

Tilson Funds

Notes to Financial Statements (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
The  Fulcrum  Fee is  calculated  by  multiplying  1.50% by the    Sub-Advisor (Dividend Fund)
average  net assets of the Focus  Fund for the  fiscal  year to    The Dividend Fund's  sub-advisor is Centaur  Capital  Partners,
date  divided by the number of days in the year  multiplied  by    L.P., ("Sub-Advisor").  The Sub-Advisor serves in that capacity
the number of days in the calendar  month.  The Performance Fee    pursuant  to  an  investment  sub-advisory  contract  with  the
is calculated by multiplying the "Performance  Adjustment Rate"    Advisor as  approved by the  Trustees.  The  Sub-Advisor,  with
(as  described  below) by the  average  daily net assets of the    oversight  from  the  Advisor,   makes  day-to-day   investment
Focus Fund over the Measuring Period. While the Performance Fee    decisions for the Dividend Fund and selects  broker-dealers for
is calculated on the 12-month Measuring Period, it is pro-rated    executing  portfolio  transactions,  subject  to the  brokerage
to a  monthly  payment  to  correspond  with the  Focus  Fund's    policies established by the Trustees.
monthly payment of the Variable Advisory Fee.
                                                                   For  its  sub-advisory  services  to  the  Dividend  Fund,  the
The Performance Adjustment Rate will vary with the Focus Fund's    Sub-Advisor  receives from the Advisor  quarterly  compensation
performance as compared to the performance of the Wilshire 5000    based on the Dividend  Fund's  average  daily net assets at the
Index as  published  on the close of the market on the last day    rate of 0.75%  less  certain  of the  Advisor's  marketing  and
of the Measuring Period,  with dividends  reinvested,  and will    operating  expenses,  as  agreed to  between  the  Advisor  and
range from -0.45% to +0.45%.  The  Performance  Adjustment Rate    Sub-Advisor.  The  Sub-Advisor  has also  agreed  to allow  the
will  be  calculated  at  4.50%  of the  cumulative  difference    Advisor to withhold  from that  compensation  up to one-half of
between  the  performance  of the  Focus  Fund  and that of the    the Advisor's expenses under the Expense  Limitation  Agreement
Wilshire 5000 Index over the Measuring  Period,  except that no    as it relates to the Dividend  Fund. The Dividend Fund does not
performance   adjustment   will  be  paid  if  the   cumulative    pay a direct fee to the Sub-Advisor.
difference between the Focus Fund's performance and that of the
Wilshire  5000  index  is +/-  2.00%.  The  factor  of 4.50% is    Administrator
derived from the fact that the Advisor will achieve the maximum    The Funds pay a monthly  administration  fee to The  Nottingham
/ minimum Performance Adjustment Rate when the cumulative total    Company (the "Administrator")  based upon the average daily net
return difference  between the Focus Fund and the Wilshire 5000    assets of each Fund and calculated at the annual rates as shown
Index is +/- 10.00%  over the  Measuring  Period  (i.e.,  0.45%    in the  following  schedule  which is  subject  to a minimum of
divided by 10.00%=4.50%). During the first full twelve calendar    $2,000 per month per Fund.  The  Administrator  also receives a
months following the effective date of the Trust's registration    fee to procure and pay the custodian for the Funds,  additional
statement,  the Advisor is entitled to receive only the Fulcrum    compensation  for fund accounting and  recordkeeping  services,
Fee.                                                               and additional compensation for certain costs involved with the
                                                                   daily  valuation  of  securities  and  as   reimbursement   for
Advisor (Dividend Fund)                                            out-of-pocket  expenses.  A breakdown of these fees is provided
As full  compensation  for  the  investment  advisory  services    in the schedule below.
provided to the Dividend  Fund,  the Advisor  receives  monthly compensation  based on the Dividend  Fund's  average  daily net assets at the annual rate of 1.50%.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Fund           Fund
                        Administration Fees*                 Custody fees*           Accounting     Accounting       Blue Sky
                    Average Net         Annual       Average Net          Annual        Fees         Fees (on     Administration
                      Assets             Rate          Assets              Rate       (monthly)     all assets)    Fees (annual)
------------------------------------------------------------------------------------------------------------------------------------
All Funds       First $50 million       0.175%    First $100 million      0.020%       $2,250          0.01%       $150 per state
                 Next $50 million       0.150%     Over $100 million      0.009%
                 Next $50 million       0.125%
                 Next $50 million       0.100%
                Over $200 million       0.075%
------------------------------------------------------------------------------------------------------------------------------------
*Minimum monthly fees of $2,000 and $400 for Administration and
Custody, respectively.
                                                                                                                        (Continued)

Tilson Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

Compliance Services                                                3.       Purchases and Sales of Investment Securities
Nottingham  Compliance Services,  LLC, a wholly owned affiliate
of The Nottingham Company,  provides services which assists the    For the period  ended April 30,  2006,  the  aggregate  cost of
Trust's Chief Compliance  Officer in monitoring and testing the    purchases  and  proceeds  from sales of  investment  securities
compliance  policies and procedures of the Trust in conjunction    (excluding short-term securities) were as follows:
with  requirements  under  Rule  38a-1  of the  Securities  and
Exchange Commission.  It receives compensation for this service    --------------------------------------------------------------
at an annual rate of $7,750 per fund.                              Fund                                            Proceeds from
                                                                                               Purchases of             Sales of
Transfer Agent                                                                                  Securities            Securities
North Carolina  Shareholder  Services,  LLC ("Transfer  Agent")    --------------------------------------------------------------
serves as transfer,  divided paying, and shareholder  servicing    Focus Fund                   $4,196,913            $2,527,337
agent for the Funds. It receives  compensation for its services    --------------------------------------------------------------
based upon $15 per shareholder  per year,  subject to a minimum    Dividend Fund                $1,869,690            $1,031,091
fee of $1,750 per month.                                           --------------------------------------------------------------

Certain Trustees and officers of the Trust are also officers of    There were no purchases or sales of long-term U.S Government
the Advisor, the Distributor or the Administrator.                 Obligations during the period ended April 30, 2006.

                                                                   4.       Options Written

                                                                   As  of  April  30,  2006,  portfolio  securities  valued  at
                                                                   $1,589,032  were held in escrow  by the  custodian  to cover call options written by the Dividend Fund.
------------------------------------------------------------------------------------------------------------------------------------
Option Contracts Written for the Period from November 1, 2005 to
April 30, 2006  (Dividend Fund only).                                               Number of Contracts            Premiums Received
------------------------------------------------------------------------------------------------------------------------------------
Options Outstanding, Beginning of Period                                                        475                      $   60,551
Options written                                                                               1,357                         223,052
Options closed                                                                               (1,005)                       (127,578)
Options exercised                                                                                 -                               -
Options expired                                                                                   -                               -
                                                                                 --------------------------------------------------
Options Outstanding, End of Period                                                              827                        $156,025
------------------------------------------------------------------------------------------------------------------------------------
5.       Federal Income Tax                                        ----------------------------------------------------------------
                                                                                                       Capital
The tax components of capital shown in the following  tables                           Undistributed    Loss           Net Tax
represent:  (1) tax  components  of  capital,  (2) losses or                             Ordinary      Carry-        Appreciation/
deductions the Fund may be able to offset against income and          Funds               Income      Forwards      (Depreciation)
gains   realized  in  future  years,   and  (3)   unrealized       ----------------------------------------------------------------
appreciation  or  depreciation  of  investments  for federal          Focus Fund          $52,056           $0           ($172,036)
income tax purposes as of October 31, 2005.                        ----------------------------------------------------------------
                                                                   Dividend Fund               $0     ($21,978)           $115,078
                                                                   ----------------------------------------------------------------

                                                                                                                        (Continued)

Tilson Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Accumulated capital losses noted below represent net capital    The  amount  of  dividends   and   distributions   from  net
loss  carry-forwards,  as of October 31,  2005,  that may be    investment   income  and  net  realized  capital  gains  are
available  to offset  realized  capital  gains  and  thereby    determined in accordance with federal income tax regulations
reduce  future  taxable gains  distributions.  The following    which  may  differ  from   generally   accepted   accounting
table shows the expiration dates of the carryovers.             principles.   These   differences   are  due  to   differing
                                                                treatments for items such as net short-term gains,  deferral
------------------------------------------------------------    of wash sale  losses,  foreign  currency  transactions,  net
Capital Loss Carry-forward Expiration Schedule                  investment losses and capital loss carry-forwards. Permanent
For the period ended October 31, 2005                           differences   such  as  tax   returns  of  capital  and  net
Fund                                        October 31, 2013    investment  losses,  if any, would be  reclassified  against
------------------------------------------------------------    capital.  For the period ended April 30,  2006,  there was a
Focus Fund                                                $0    short-term  capital  gain  distribution  in  the  amount  of
------------------------------------------------------------    $53,025  in the  Focus  Fund.  There  were no  dividends  or
Dividend Fund                                        $21,978    distributions of net investment income or net realized gains
------------------------------------------------------------    paid by  Dividend  Fund during the period  ending  April 30,
                                                                2006.  There  were  no  dividends  or  distributions  of net investment  income or net realized gains paid by either Fund
The aggregate  cost of  investments  and the  composition of    during the period ending October 31, 2005.
unrealized   appreciation  and  depreciation  of  investment
securities  for federal  income tax purposes as of April 30,
2006, are shown in table below.

------------------------------------------------------------
                 Federal         Aggregate Gross Unrealized
Fund            Tax Cost       Appreciation     Depreciation
------------------------------------------------------------
    Focus      $7,673,758          $628,126    ($245,672)
    Fund

 Dividend      $4,705,322          $645,913    ($105,460)
    Fund
------------------------------------------------------------

6.       Capital Share Transactions
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Focus Fund                    Dividend Fund
                                                                           April 30,      October 31,     April 30,    October 31,
For the period and fiscal year ended:                                        2006            2005*          2006          2005*
------------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
          Shares sold                                                       227,114          635,904      107,112         376,648
          Reinvested distributions                                            4,803                -                            -
          Shares repurchased                                               (34,264)          (4,795)      (6,383)         (5,019)
                                                                           --------          -------      -------         -------
Net Increase in Capital Share Transactions                                  197,653          631,109      100,729         371,629
                                                                           ========          =======      =======         =======
Shares Outstanding, Beginning of Period                                     641,109           10,000      371,629               -
Shares Outstanding, End of Period                                           838,762          641,109      472,358         371,629
------------------------------------------------------------------------------------------------------------------------------------
* Audited.

Tilson Funds

Additional Information (Unaudited)
--------------------------------------------------------------------------------
1.  Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Funds' Statement of Additional Information and is available, without charge, upon request, by calling 1-888-4TILSON, 1-888-484-5766. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at http://www.sec.gov.

2.       Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Fund at 1-888-4TILSON, 1-888-484-5766. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

           (This Page was intentinally left blank.)

The Tilson Mutual
Funds are a series of the
Tilson Investment Trust







For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       T2 Partners Management LP
116 South Franklin Street                     145 East 57th Street,
Post Office Drawer 4365                       Suite 1100
Rocky Mount, North Carolina 27803             New York, New York 10022

Toll-Free Telephone:                          Toll-Free Telephone:

1-888-4TILSON, 1-888-484-5766                 1-888-4TILSON, 1-888-484-5766

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              tilsonmutualfunds.com

















                                                            Tilson Mutual Funds

Item 2.  CODE OF ETHICS.


         Not applicable.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


         Not applicable.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.


         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         None





Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.


(a)(1)  Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust


By: (Signature and Title)    /s/ Whitney R. Tilson
                             _____________________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer

Date: June 23, 2006








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)    /s/ Whitney R. Tilson
                             _____________________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer
                             Tilson Investment Trust

Date: June 23, 2006







By:  (Signature and Title)   /s/ Glenn H. Tongue
                             _____________________________________________
                             Glenn H. Tongue
                             Vice President, Treasurer, and Principal Financial
                             Officer
                             Tilson Investment Trust

Date: June 26, 2006